Delinquency Summary

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	11	100.00%
Delinquency, No Missing Data	0	0.00%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	11	100.00%